PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

October 1, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: PNC Funds (File Nos. 033-00488 and 811-04416)

Ladies and Gentlemen:

On behalf of PNC Funds (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby certifies that the forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s most recent Post-Effective Amendment No. 145 to the Trust’s Registration Statement on Form N-1A.

The text of the Trust’s most recent Post-Effective Amendment No. 145 to the Trust’s Registration Statement was filed by electronic submission via EDGAR with the U.S. Securities and Exchange Commission on September 27, 2019 pursuant to Rule 485(b) under the 1933 Act and became effective on September 28, 2019.

Please do not hesitate to call me at (410) 237-5852 if you have any questions concerning this filing.

Sincerely,

/s/ Jennifer E. Spratley
Jennifer E. Spratley